CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Aceland Investments Limited (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Equity pick up of gain (loss) of an associate			$ (687)	$ 984	$ (13,954)
ACELAND
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Cash paid to acquire investment	$ 2,100
Contribution of equity investment through a shareholder loan		$ 7,100
Equity method investment, ownership interest (as a percent)			35.00%
Investment impairment					$ 1,000
Proceeds from sale, maturity and collection of investments				6,700
Equity pick up of gain (loss) of an associate			$ (200)	$ 1,000
Carrying amount of the investment			$ 2,400